UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
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Check here if Amendment [_]; Amendment Number: ______
  This Amendment (Check only one.): [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:    Crestview Partners II GP, L.P.
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Address: 667 Madison Avenue
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         10th Floor
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         New York, NY 10065
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Form 13F File Number: 28-14021

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By: Crestview, L.L.C., its general partner

Name:  Evelyn C. Pellicone
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Title: Chief Financial Officer
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Phone: (212) 906-0723
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Signature, Place, and Date of Signing:

     /s/ Evelyn C. Pellicone           New York, New York February 14, 2013
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            [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
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Form 13F Information Table Entry Total: 3
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Form 13F Information Table Value Total: $752,782
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                                        (thousands)

List of Other Included Managers:

None

                           FORM 13F INFORMATION TABLE

     COLUMN 1      COLUMN 2     COLUMN 3  COLUMN 4            COLUMN 5         COLUMN 6  COLUMN 7                COLUMN 8
                                           VALUE     SHRS OR    SH/     PUT/  INVESTMENT  OTHER              VOTING AUTHORITY
 NAME OF ISSUER TITLE OF CLASS   CUSIP    (X$1000)   PRN AMT    PRN     CALL  DISCRETION MANAGERS    SOLE         SHARED      NONE
--------------- -------------- --------- --------- ---------- -------- ------ ---------- -------- ---------- ---------------- ----
CHARTER         CL A NEW       16117M305   541,660  7,104,667 SH                 SOLE              7,104,667
COMMUNICATIONS
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CUMULUS MEDIA   CL A           231082108   161,896 60,635,311 SH                 SOLE             60,635,311
INC
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CAPITAL BK      CL A COM       139794101    49,226  2,883,760 SH                 SOLE              2,883,760
FINL CORP
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